Schedule II Valuation and Qualifying Accounts (Details) - Deferred Tax Assets Valuation Allowance - USD ($) $ in Millions	12 Months Ended
	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 2,051	$ 2,443	$ 3,155
Business Acquisitions	10	0	0
Charged (Credited) to Income Tax Provision	(63)	(260)	(544)
Currency Translation and Charges to Other Accounts	109
Currency Translation and Charges to Other Accounts		(132)	(168)
Balance at End of Year	$ 2,107	$ 2,051	$ 2,443